UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                                 (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: September 30, 2014

Item 1. REPORTS TO STOCKHOLDERS.
Semi-Annual Report 2014
September 30, 2014
(Unaudited)

Matisse Discounted Closed-End Fund
Strategy

Institutional Class Shares
Class A Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Matisse Discounted Closed-End Fund Strategy (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Matisse Discounted Closed-End Fund Strategy is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the Matisse Discounted Closed-End Fund Strategy, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Matisse Discounted Closed-End Fund Strategy ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks: Fund of Funds Risk, Control of Portfolio Funds Risk, Closed-End Fund Risk, Money Market Mutual Fund Risk, Market Risk, Management Style Risk, Quantitative Model Risk, Foreign Securities Risk, Portfolio Turnover Risk, Leverage Risk, Investment Advisor Risk, Operating Risk, and New Fund Risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about December 1, 2014.

For More Information on Your Matisse Discounted Closed-End Fund Strategy:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Dear Fellow Shareholders of the Matisse Discounted Closed-End Fund Strategy:
Please find enclosed for your review the Semi-Annual Report for the Matisse Discounted Closed-End Fund Strategy (the "Fund") for the period ending September 30, 2014.  The Fund formally launched on October 31, 2012.
As you can see from the table below, Fund performance for the most recent six-month period was positive, though behind the S&P 500.  The Fund outperformed the Barclays U.S. Aggregate Bond Total Return Index, the MSCI EAFE Total Return Index, and the S&P Target Risk Moderate Index.   Since inception, the Fund has also outperformed the S-Network Composite CEF Total Return Index.
Various factors contributed during the six-month period to the Fund's performance relative to these benchmarks:
•
First, the Fund owns closed-end funds which own bonds as well as stocks.  During the 6-month period, bonds underperformed large-cap US stocks.  Therefore, our balanced approach detracted from performance relative to the S&P 500.

•
Second, during the 6-month period, discounts on closed-end funds generally widened, as the US universe moved from an average discount of about 6.8% to 7.9% per Bloomberg, costing the Fund approximately 1.1% during the 6-month period.  As you can see from the table below, however, the Fund's return was approximately 2.7% ahead of a comparable non-CEF balanced benchmark (the S&P Target Risk Moderate Index) for the fiscal year, so we were able to overcome this headwind.  How?

•
During the 6-month period, the Fund was able to add value by trading.  We purchased closed-end funds at an average 13.01% discount to Net Asset Value (NAV) during the 6 months, and our average sale was executed at an 11.32% discount to NAV, so this factor added 2.09% to Fund performance during the six months.

  Average Annual Total Returns
Period ended September 30, 2014	Six months (not annualized)	One year	Annualized since inception*	Net Expense Ratio**	Gross Expense Ratio***
Matisse Discounted Closed-End Fund Strategy – Institutional Class Shares	4.07%	12.04%	7.68%	1.50%	2.25%
Matisse Discounted Closed-End Fund Strategy – Class A Shares -After Sales Load****	3.98% -2.00%	11.73% 5.31%	4.43% 0.04%	1.75%	2.50%
S-Network Composite Closed-End Fund Total Return Index*****	2.63%	10.77%	6.26%	N/A	N/A
S&P Target Risk Moderate Index*****	1.40%	6.88%	7.83%	N/A	N/A
S&P 500 Index*****	6.42%	19.73%	21.67%	N/A	N/A
MSCI EAFE Total Return Index*****	-2.03%	4.25%	13.75%	N/A	N/A
Barclays US Aggregate Bond Total Return Index*****	2.21%	3.96%	1.04%	N/A	N/A

The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Fund, including performance data current to the Fund's most recent month-end, please visit ncfunds.com or call the Fund at (800) 773-3863. Fee waivers and expenses reimbursements have positively impacted Fund performance.
*The inception date for the Fund's Institutional Class Shares is October 31, 2012.  All "annualized since inception" performance of the Institutional Class and benchmark indices is from that date.  The inception date of the Fund's Class A Shares is May 15, 2013.  All "annualized since inception" performance of the Class A Shares is from that date.
**The net expense ratio reflects the Expense Limitation Agreement between the Advisor and the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses.  For the period ended September 30, 2014, this limit was set to not more than 1.50% of the average daily net assets of the Fund (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquired fund fees and expenses).  Starting October 1, 2014, this Agreement was revised to limit Fund expenses to 1.35%. The current agreement runs through November 30, 2015, and may not be terminated prior to that date. The advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement. Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to expenses that are not waived under the Expense Limitation Agreement.
***Gross expense ratio includes acquired fund fees and other expenses.  More recent expense ratios are found in the Financial Highlights.
****The Fund charges a 5.75% maximum sales load on purchases, as a percentage of offering price.  The Fund also charges a 2.00% redemption fee on any shares redeemed within 60 days of their issuance.
*****You cannot invest directly in these indices.  The indices do not have an investment advisor and do not pay any commissions, expenses, or taxes.  If the indices did pay commissions, expenses, or taxes, the returns would be lower.
Portfolio positioning
We are excited about the opportunity reflected in the large discounts to NAV at which our current holdings trade.  As of the end of September, our average holding traded at a 13.8% discount to NAV, and this had widened by the end of October to a 14.0% discount.  As noted above, the overall CEF universe also trades at an attractive discount (7.9% as of the end of September vs. its long-run average of 3.6%).  We have enjoyed good relative performance recently.  (For example, our Fund's one-year performance for the period ending 9/30/14 lands us in the 8th percentile among 302 Tactical Allocation peers, per Morningstar.)  However, this outperformance has come despite the fact that our average holding has seen its discount become more attractive over each of those time periods.  This won't happen in every period, but it is certainly gratifying to be able to present our investors with both attractive returns and a portfolio which may be even better set up to potentially deliver attractive future returns as well.  As always, past performance is no guarantee of future results.
A note about cash distributions
During the most recent 12 months, the Fund has paid out over $.61 per share in cash distributions to our shareholders, reflecting the cash we received from our underlying closed-end funds, as well as any gains we might realize through trading.  If these 12 months are representative of the future, the Fund's annualized cash distribution rate might be 6.0%.  Cash distributions act as an important tailwind to Fund results, since they represent effectively liquidations at NAV.  For example, a closed-end fund that pays a 10% cash distribution to the Fund, returns 0% for a given year on an underlying NAV basis, and trades throughout the year at a 10% discount to NAV, will give the Fund (and our shareholders) a 1.1% total return rather than a 0% return.  We incorporate this factor into our quantitative closed-end fund selection model.  (Keep in mind, the cash distributions paid by the Fund's underlying closed-end fund holdings include return of capital as well as capital gains and income, and the rate should not be confused with a "yield.")

A note about expense ratio
During most of the fiscal year, the Fund's expense ratio was capped at 1.50% (not counting the expense ratios of underlying closed-end funds, as they are not a cash expense of the Fund).  However, effective July 1st, 2014, as planned, we reduced the capped expense ratio to 1.35%.  This puts us squarely in line with similar funds.  Since launch, the Fund has experienced significant asset growth, as our Strategy is seemingly starting to be appreciated in the investment community.  (For example, Fund assets grew from $83 mln to $92 mln during the 6-month period.)  We plan to voluntarily reduce the management fee further at higher asset levels through November 30, 2015.
Our outlook
Reviewing our outlook from 6 months ago reminds us how glad we are that our success depends not on making correct macro, asset class, or sector projections, but rather on diligently capturing inefficiencies created by other participants in a niche space!  In the short term, at least, US stocks have continued to outpace their foreign counterparts, as you can see in the table above and the chart below.  And the interest rates we characterized as "a bit too low" have fallen further, making long-term bonds some of the best performers this year.  (Per Bloomberg, for example, the 10-year Treasury moved from 2.7% as of 3/31/14 to 2.5% as of 9/30/14 to 2.3% as of 10/31/14 and today.)

MSCI EAFE rolling 5-yr annualized shortfall vs S&P 500
11%
10%
9%
8%
7%
6%
5%
4%
3%
2%
1%
0%
-1%
-2%
-3%
-4%
-5%
-6%
-7%
-8%
-9%
-10%
-11%
Sep-04
Feb-05
Jul-05
Dec-05
May-06
Oct-06
Mar-07
Aug-07
Jan-08
Jun-08
Nov-08
Apr-09
Sep-09
Feb-10
Jul-10
Dec-10
May-11
Oct-11
Mar-12
Aug-12
Jan-13
Jun-13
Nov-13
Apr-14
Sep-14

Going forward, we are watching several interesting developments as "clues" to guide us in how to "lean" our look-through portfolio allocation.  (As always, we'll make our primary decision based on the attractiveness of the discounts we see.)
•
Small cap stocks have performed very poorly vs. large-cap stocks recently.  For example, Year-to-Date (YTD) through 9/30/14, the Russell 2000 was down 4.4% while the S&P 500 was up 8.3%.  A similar divergence in 2007 (for the full year, the S&P 500 rose 5.5% while the Russell 2000 fell 1.6%) was seen by many as a sign of coming market weakness.  Of course, there have also been similar past divergences which were not followed by market corrections.

•
Valuations on US stocks are either reasonable, way too high, or have plenty of room to expand, depending who you talk to.  The S&P 500 traded at a trailing price-to-earnings -ratio (PE) of 17.5 as of 9/30/14, and now trades at 18.3.  These are the highest trailing PEs in the past 4.5 years, but are still lower than the since-1987 average of 19.1.  In the "concerning" camp, we note that the S&P 500 Index's trailing PE throughout 2007 averaged only 16.8, a level which of course preceded a serious market decline.  On the other hand, anyone who sold stocks in early 1996 as the S&P 500 PE rose through 18 missed 5 years of nearly 20% annual returns!  Today's low interest rates, many say, make it more likely we go up than down from here.  We honestly don't know who's right, but we are generally more invested in bonds than we normally are, simply because there are more attractive discounts in that space right now.

•
Subsequent to the end of the quarter, oil prices fell somewhat sharply below $80 a barrel, and now sit towards the lower end of their 5-year range of about $70-110.  Energy companies' stock prices also fell, with a widely-followed benchmark down 9% in the third quarter, and another 5% since 9/30/14.  So far, the magnitude of the decline doesn't seem to be enough to change business models much, but further declines would have a disproportionate effect on the economics of oil extraction in parts of North America.  Since the North American energy boom has certainly contributed greatly to economic growth over the past several years, low oil prices, although they will benefit the average consumer, may actually hurt the US economy on balance.

•
Sector divergences continue, with many becoming more extreme recently.  Per Bloomberg, for example, over the past three and a half  years (through 10/31/14), although the S&P 500 has delivered a 60% (!) total return:

o	Energy stocks have only gained 16%
o	The MSCI EAFE is up only 13%
o	Basic Materials stocks have only gained 7%
o	Gold mining stocks have lost an incredible 72%
So what is working?  Basically, the only sector to have outperformed the S&P 500 notably during this time period is Biotech, with an amazing 178% total return!  Historically, such divergences have tended to balance out over longer time periods, although cycles can run several decades.
We appreciate your interest in, and investment in, our Strategy.  We'll continue to keep you updated on the important developments we see in the misunderstood, retail-dominated world of closed-end funds.  Check our Strategy website, www.matissefunds.com , for updates, and feel free to contact us directly to discuss the Matisse Discounted Closed-End Fund Strategy and our investment approach.
Sincerely,

Eric Boughton, CFA                                                                                                  Bryn Torkelson
Portfolio Manager                                                                                                       Founder & CIO
Matisse Funds                                                                                                                Matisse Funds

The views in the foregoing discussion were those of the Fund's investment advisor as of the date set forth above and may not reflect its views on the date this Annual Report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments
(Unaudited)

As of September 30, 2014
	Shares	Value (Note 1)

CLOSED-END FUNDS - 98.90%
Aberdeen Singapore Fund, Inc.	4,786	$59,490
Adams Express Co.	187,000	2,606,780
Alpine Global Premier Properties Fund	112,673	774,064
BlackRock EcoSolutions Investment Trust	110,451	844,729
BlackRock Municipal Target Term Trust	188,000	3,735,560
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	4,351	60,870
BlackRock MuniYield Michigan Quality Fund II, Inc.	66,185	829,960
BlackRock MuniYield Michigan Quality Fund, Inc.	44,100	589,176
BlackRock MuniYield New Jersey Quality Fund, Inc.	13,390	186,789
BlackRock New York Municipal Bond Trust	6,172	84,414
BlackRock New York Municipal Income Quality Trust	50,918	662,443
BlackRock Real Asset Equity Trust	454,066	3,845,939
BlackRock Resources & Commodities Strategy Trust	152,137	1,708,499
Boulder Growth & Income Fund, Inc.	321	2,838
CBRE Clarion Global Real Estate Income Fund	6,549	54,881
ClearBridge Energy MLP Total Return Fund, Inc.	206,000	4,746,240
Clough Global Allocation Fund	184,000	2,639,443
Clough Global Opportunities Fund	230,664	2,751,822
Cohen & Steers REIT and Preferred Income Fund, Inc.	36,302	634,196
Dreyfus Municipal Bond Infrastructure Fund, Inc.	100	1,177
Duff & Phelps Global Utility Income Fund, Inc.	61,751	1,313,444
Eaton Vance Massachusetts Municipal Income Trust	1,701	22,402
Eaton Vance New Jersey Municipal Income Trust	41,450	509,188
Ellsworth Fund Ltd.	25,688	222,201
First Opportunity Fund, Inc.	436,393	4,228,648
First Trust High Income Long/Short Fund	150,502	2,572,079
Gabelli Global Utility & Income Trust	91,081	1,744,201
General American Investors Co., Inc.	66,910	2,479,685
Global High Income Fund, Inc.	6,560	63,370
Legg Mason BW Global Income Opportunities Fund, Inc.	100,589	1,701,966
Liberty All Star Equity Fund	900,000	5,247,000
MFS Charter Income Trust	11,368	100,720
MFS Intermediate High Income Fund	15,183	41,298
MFS Multimarket Income Trust	4,900	31,458
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	270,507	3,194,688
Neuberger Berman Real Estate Securities Income Fund, Inc.	790,194	3,808,735
Nuveen Credit Strategies Income Fund	418,995	3,741,625
Nuveen Diversified Commodity Fund	101,150	1,394,859
Nuveen Long/Short Commodity Total Return Fund	377,610	5,573,524
Nuveen Maryland Premium Income Municipal Fund	5,700	71,307
Nuveen New Jersey Dividend Advantage Municipal Fund	46,230	620,869
Nuveen New Jersey Dividend Advantage Municipal Fund 2	69,768	916,752
Nuveen New Jersey Investment Quality Municipal Fund, Inc.	141,000	1,878,120
Nuveen New Jersey Premium Income Municipal Fund, Inc.	21,616	294,626
		(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments - Continued
(Unaudited)

As of September 30, 2014
		Shares	Value (Note 1)

CLOSED-END FUNDS - Continued
Nuveen New York Dividend Advantage Municipal Fund		2,316	$30,872
Nuveen New York Dividend Advantage Municipal Fund 2		2,185	28,776
Nuveen North Carolina Premium Income Municipal Fund		13,981	179,516
Nuveen Preferred Income Opportunities Fund		88,159	811,063
Nuveen Quality Municipal Fund, Inc.		144,000	1,863,360
Petroleum & Resources Corp.		32,894	947,347
RMR Real Estate Income Fund		186,708	3,510,110
Strategic Global Income Fund, Inc.		103,460	913,552
Swiss Helvetia Fund, Inc.		59,200	800,976
Terra Capital PLC Fund		1,500,000	1,308,750
The GDL Fund		351,376	3,705,365
Tortoise Energy Independence Fund, Inc.		158,087	3,907,911
Tortoise Pipeline & Energy Fund, Inc.		38,900	1,340,494
Tri-Continental Corp.		127,000	2,650,490
Virtus Global Multi-Sector Income Fund		235	4,011

Total Closed-End Funds (Cost $92,250,807)			90,594,668

COMMON STOCKS - 3.03%
Financials - 1.48%
* Federal National Mortgage Association		503,000	1,353,070
			1,353,070
Industrials - 1.55%
Precision Castparts Corp.		6,000	1,421,280
			1,421,280

Total Common Stocks (Cost $3,229,495)			2,774,350

Total Value of Investments (Cost $95,480,302) - 101.93%			$93,369,018

Liabilities in Excess of Other Assets - (1.93)%			(1,769,036)

Net Assets - 100.00%			$91,599,982

* Non-income producing investment	The following acronym is used in this portfolio:
§ Represents 7 day effective yield	PLC - Public Limited Company

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Closed-End Funds	98.90%	$90,594,668
Financials	1.48%	1,353,070
Industrials	1.55%	1,421,280
Liabilities in Excess of Other Assets	(1.93)%	(1,769,036)
Total	100.00%	$91,599,982
See Notes to Financial Statements

Matisse Discounted Closed-End Fund Strategy

Statement of Assets and Liabilities
(Unaudited)

As of September 30, 2014

Assets:
Investments, at value (cost $95,480,302)	$93,369,018
Receivables:
Investments sold	4,214,006
Fund shares sold	333,656
Dividends and interest	199,077

Total assets	98,115,757

Liabilities:
Cash	426,222
Payables:
Investments purchased	5,973,734
Fund shares purchased	10,831
Accrued expenses
Advisory fees	82,096
Administrative fees	19,179
Interest expenses	2,320
Distribution and service fees - Class A Shares	1,393

Total liabilities	6,515,775

Net Assets	$91,599,982

Net Assets Consist of:
Paid in Interest	$90,335,639
Accumulated net realized gain on investments	3,375,626
Net unrealized depreciation on investments	(2,111,283)

Net Assets	$91,599,982

Institutional shares outstanding, no par value (unlimited authorized shares)	8,177,487
Net Assets	$84,413,269
Net Asset Value, Maximum Offering Price and Redemption Price Per Share (a)	$10.32

Class A shares outstanding, no par value (unlimited authorized shares)	737,706
Net Assets	$7,186,713
Net Asset Value and Redemption Price Per Share (a)	$9.74
Offering Price Per Share ($9.74 ÷ 94.25%)	$10.33

(a)	The fund charges a 2% redemption fee on redemptions made within 60 days of initial purchase.

See Notes to Financial Statements

Matisse Discounted Closed-End Fund Strategy

Statement of Operations
(Unaudited)

For the period ended September 30, 2014

Investment Income:
Dividends and Interest	$2,623,429

Total Investment Income	2,623,429

Expenses:
Advisory fees (note 2)	502,392
Administration fees (note 2)	131,730
Interest expenses	32,266
Distribution and service fees - Class A Shares (note 3)	7,732
Other operating expenses	24

Total Expenses	674,144

Net Investment Income	1,949,285

Realized and Unrealized Gain (Loss) on Investments

Net realized gain from:
Investments	3,760,963
Capital gain distributions from underlying funds	653
Total net realized gain	3,761,616

Net change in unrealized depreciation on investments	(2,488,986)

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions:	1,272,630

Net Increase in Net Assets Resulting from Operations	$3,221,915

See Notes to Financial Statements

Matisse Discounted Closed-End Fund Strategy

Statements of Changes in Net Assets

	September 30,	March 31,
For the fiscal year or period ended	2014 (a)	2014

Operations:
Net investment income	$1,949,285	$4,338,362
Net realized gain (loss) from investment transactions	3,760,963	(800,836)
Capital gain distributions from underlying funds	653	425,075
Net change in unrealized appreciation (depreciation) on investments	(2,488,986)	290,082

Net Increase in Net Assets Resulting from Operations	3,221,915	4,252,683

Distributions to Shareholders:
Net investment income
Institutional Class Shares	(1,798,768)	(4,105,381)
Class A Shares	(150,619)	(233,812)

Capital Gains
Institutional Class Shares	-	(491,194)
Class A Shares	-	(32,150)

Decrease in Net Assets Resulting from Distributions	(1,949,387)	(4,862,537)

Beneficial Interest Transactions:
Shares sold	10,162,221	71,982,619
Redemption fees	555	6,020
Reinvested dividends and distributions	1,610,891	4,063,982
Shares repurchased	(4,462,413)	(14,330,534)

Increase from Beneficial Interest Transactions	7,311,254	61,722,087

Net Increase in Net Assets	8,583,782	61,112,233

Net Assets:
Beginning of period	83,016,200	21,903,967
End of period	$91,599,982	$83,016,200

Undistributed Net Investment Income	$-	$104

(a) Unaudited.

See Notes to Financial Statements		(Continued)

Matisse Discounted Closed-End Fund Strategy

Statements of Changes in Net Assets - Continued

	September 30,		March 31,
For the fiscal year or period ended	2014 (a)		2014

Share Information:
Institutional Class Shares
Shares sold	701,762	$7,468,264	6,605,361	$66,771,400
Redemption fees	-	42	-	6,020
Reinvested distributions	148,996	1,579,244	410,127	4,057,710
Shares repurchased	(410,874)	(4,314,129)	(1,393,699)	(13,709,382)
Net Increase in Shares of Beneficial Interest	439,884	$4,733,421	5,621,789	$57,125,748
Shares Outstanding, Beginning of Period	7,737,603	$78,428,046	2,115,814	$21,302,298
Shares Outstanding, End of Period	8,177,487	$83,161,467	7,737,603	$78,428,046

Class A Shares
Shares sold	266,046	$2,693,957	549,531	$5,211,219
Redemption fees	-	513
Reinvested distributions	3,164	31,647	679	6,272
Shares repurchased	(14,795)	(148,284)	(66,919)	(621,152)
Net Increase in Shares of Beneficial Interest	254,415	$2,577,833	483,291	$4,596,339
Shares Outstanding, Beginning of Period	483,291	$4,596,339	-	$-
Shares Outstanding, End of Period	737,706	$7,174,172	483,291	$4,596,339

(a) Unaudited.

See Notes to Financial Statements

Matisse Discounted Closed-End Fund Strategy

Financial Highlights

	Institutional Class Shares
For a share outstanding during the	September 30,		March 31,
fiscal year or period ended	2014	(f)	2014

Net Asset Value, Beginning of Period	$10.13		$10.35

Income from Investment Operations
Net investment income	0.22		0.58
Net realized and unrealized loss on investments	0.20		(0.17)

Total from Investment Operations	0.42		0.41

Less Distributions:
From net investment income	(0.23)		(0.56)
From capital gains	-		(0.07)

Total Distributions	(0.23)		(0.63)

Redemption Fees	-	(e)	-	(e)

Net Asset Value, End of Period	$10.32		$10.13

Total Return	4.07%		4.21%	(b)

Net Assets, End of Period (in thousands)	$84,413		78,390

Ratios of:
Interest Expenses to Average Net Assets	0.04%		0.09%
Gross Expenses to Average Net Assets (c)	1.54%	(a)	1.59%	(a)
Net Expenses to Average Net Assets (c)(d)	1.50%	(a)	1.50%	(a)
Net Investment Income to Average Net Assets (c)	4.26%	(a)	5.96%	(a)

Portfolio turnover rate	103.69%	(b)	150.92%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Recognition of the Fund's net investment income is affected by the timing of dividend declarations of underlying funds. The expenses of the investment funds are excluded from the Fund's expense ratio.
(d) Excludes interest expense.
(e) Less than $0.01 per share.
(f) Unaudited.

See Notes to Financial Statements			(Continued)

Matisse Discounted Closed-End Fund Strategy

Financial Highlights

	Class A Shares
For a share outstanding during the	September 30,		March 31,
fiscal year or period ended	2014	(g)	2014	(d)

Net Asset Value, Beginning of Period	$9.57		$10.00

Income from Investment Operations
Net investment income	0.20		0.50
Net realized and unrealized loss on investments	0.19		(0.32)

Total from Investment Operations	0.39		0.18

Less Distributions:
From net investment income	(0.22)		(0.54)
From capital gains	-		(0.07)

Total Distributions	(0.22)		(0.61)

Redemption Fees	-	(f)	-	(f)

Net Asset Value, End of Period	$9.74		$9.57

Total Return	3.98%		2.09%	(b)

Net Assets, End of Period (in thousands)	$7,187		$4,626

Ratios of:
Interest Expenses to Average Net Assets	0.04%		0.09%
Gross Expenses to Average Net Assets (c)	1.79%	(a)	1.84%	(a)
Net Expenses to Average Net Assets (c)(e)	1.75%	(a)	1.75%	(a)
Net Investment Income to Average Net Assets (c)	4.12%	(a)	6.42%	(a)

Portfolio turnover rate	103.69%	(b)	150.92%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Recognition of the Fund's net investment income is affected by the timing of dividend declarations of investment funds. The expenses of the investment funds are excluded from the Fund's expense ratio.
(d)	For a share outstanding for the initial period from May 15, 2013 (Date of Initial Public Investment) to
March 31, 2014.
(e) Excludes interest expense.
(f) Less than $0.01 per share.
(g) Unaudited.

See Notes to Financial Statements

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements
(Unaudited)

1.  Organization and Significant Accounting Policies

The Matisse Discounted Closed-End Fund Strategy ("Fund") is a series of the Starboard Investment Trust ("Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund's investment advisor, Deschutes Portfolio Strategies (the "Advisor"), seeks to achieve the Fund's investment objective of long-term capital appreciation and income by investing in unaffiliated closed-end funds which pay regular periodic cash distributions, the interests of which typically trade at substantial discounts relative to their underlying net asset values.

The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Institutional Class Shares and Class A Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except that the Class A Shares are subject to distribution and service fees which are further discussed in Note 3. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.  The Date of Initial Public Investment for the Institutional Class Shares was October 31, 2012.  The Date of Initial Public Investment for the Class A Shares was May 15, 2013.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation
The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  Investments in open-end investment companies are valued at their respective net asset values as reported by such investment companies.  Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

(Continued)

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements
(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of September 30, 2014 for the Fund's investments measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Closed-End Funds	$90,594,668	$90,594,668	$-	$-
Common Stocks*	2,774,350	2,774,350	-	-
Total	$93,369,018	$93,369,018	$-	$-

*    Refer to the Schedule of Investments for a breakdown by industry.
(a)
The Fund had no transfers into or out of Level 1, 2, or 3 during the period ended September 30, 2014.  The Fund did not hold any Level 3 securities during the year.  The Fund recognizes transfers at the end of the period.

Derivative Financial Instruments
The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets on the Statement of Assets and Liabilities.  Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

(Continued)

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements
(Unaudited)

Distributions
The Fund will distribute most of its income and realized gains to its shareholders every year.  Income dividends paid by the Fund derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made annually.  Dividends and distributions to shareholders are recorded on ex-date.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.  Distribution and service fees in the Class A Shares are 0.25% of the average daily net assets.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Fees on Redemptions
The Fund charges a redemption fee of 2.00% on redemptions of Fund shares occurring within 60 days following the issuance of such shares.  The redemption fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating an investor and discouraging short-term trading of the Fund's shares.  No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.  Transactions with Related Parties and Service Providers

Advisor
The Fund pays monthly fees to the Advisor based upon the average daily net assets and calculated at an annual rate of 1.20%.  For the period ended ended September 30, 2014, the Fund incurred advisory fees in the amount of $502,392.

The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses.  For the period ended September 30, 2014, this limit was set to not more than 1.50% of the average daily net assets of the Fund (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquired fund fees and expenses). Starting October 1, 2014, this Agreement was revised to limit Fund expenses to 1.35%. The current agreement runs through November 30, 2015, and may not be terminated prior to that date. The advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement. Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to expenses that are not waived under the Expense Limitation Agreement.

Administrator
The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund's average daily net assets.  The annual rate is 0.30% if the average daily net assets are under $90 million and gradually decreases to an annual rate of 0.097% once the average daily net assets reach $2.0 billion or more.

(Continued)

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements
(Unaudited)

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums.  The Fund incurred $131,730 in administration fees for the period ended September 30, 2014.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator's fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator's fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Administrator, or NCS.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expense incurred indirectly by the Fund will vary.

3.  Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan") for the Class A Shares.  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets attributable to the Class A Shares, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the period ended September 30, 2014, $7,732 in fees were incurred by the Class A Shares.

4.  Purchases and Sales of Investment Securities

For the period ended September 30, 2014, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$97,426,964	$96,181,630

5.  Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

(Continued)

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements
(Unaudited)

The Fund has reviewed the taxable period that is open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of September 30, 2014, open taxable periods consisted of the taxable period ended March 31, 2014. No examination of the Fund's tax returns is currently in progress.

Distributions during each period ended were characterized for tax purposes as follows:

	September 30, 2014	March 31, 2014
Ordinary Income	$1,949,387	$4,827,192
Long-term capital gain	-	35,345

At September 30, 2014, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$95,480,302

Unrealized Appreciation	1,121,390
Unrealized Depreciation	(3,232,673)
Net Unrealized Depreciation	(2,111,283)

6.  Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.  Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments in addition to the disclosure above.

Matisse Discounted Closed-End Fund Strategy

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Institutional Class Shares	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,040.70	$7.67
	$1,000.00	$1,017.55	$7.59
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

(Continued)

Matisse Discounted Closed-End Fund Strategy

Additional Information
(Unaudited)

Class A Shares	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,039.80	$7.67
	$1,000.00	$1,016.29	$7.58
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

Matisse Discounted Closed-End Fund Strategy
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Deschutes Portfolio Strategies
116 South Franklin Street	4949 Meadows Road
Post Office Drawer 4365	Suite 200
Rocky Mount, North Carolina 27803	Lake Oswego, Oregon 97035

Telephone:	Telephone:

800-773-3863	855-210-3001

World Wide Web @:	World Wide Web @:

ncfunds.com	matissemutualfunds.com

Item 2.	CODE OF ETHICS.
Not applicable.
Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
Item 6.	SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.                    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
           Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.
Item 11.	CONTROLS AND PROCEDURES.
(a)	The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.                 EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/Bryn H. Torkelson
Bryn H. Torkelson
Date: December 8, 2014	President and Principal Executive Officer Matisse Discounted Closed-End Fund Strategy

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/Bryn H. Torkelson
Bryn H. Torkelson
Date: December 8, 2014	President and Principal Executive Officer Matisse Discounted Closed-End Fund Strategy

By: (Signature and Title)	/s/Ashley E. Harris
Date: December 3, 2014	Ashley E. Harris Treasurer and Principal Financial Officer Matisse Discounted Closed-End Fund Strategy